Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc.	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 138.66%Δ
Australia − 12.40%
Spark Infrastructure Group <<	2,589,020	$4,258,257
Sydney Airport <<	3,672,447	15,493,271
Transurban Group <<	1,467,443	14,567,930
		34,319,458
Canada − 18.29%
Enbridge <<	503,939	16,122,493
Gibson Energy <<	283,664	5,165,040
Hydro One 144A #, <<	277,200	5,738,030
Pembina Pipeline <<	87,548	2,167,977
TC Energy <<	457,737	21,403,289
		50,596,829
China/Hong Kong − 3.32%
China Longyuan Power Group Class H <<	3,290,000	2,075,831
CLP Holdings <<	724,000	7,113,700
		9,189,531
France − 5.19%
Aeroports de Paris <<	39,180	4,105,115
Vinci <<	109,341	10,253,247
		14,358,362
Italy − 13.08%
Atlantia <<, †	842,155	13,396,413
Enav 144A #, <<	2,763,728	11,609,254
Snam <<	1,065,062	5,452,536
Terna Rete Elettrica Nazionale <<	792,438	5,728,763
		36,186,966
Japan − 3.34%
East Japan Railway <<	104,500	6,804,858
West Japan Railway <<	46,400	2,440,583
		9,245,441
Mexico − 5.84%
ALEATICA <<	9,858,079	8,514,656
Infraestructura Energetica Nova <<	2,632,115	7,651,441
		16,166,097
New Zealand − 3.13%
Auckland International Airport <<	1,938,242	8,656,130
		8,656,130
NQ-MGU [8/20] 10/20 (1353991)    1

Schedule of investments
Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain − 10.26%
Aena SME 144A #, <<, †	100,020	$14,931,743
Iberdrola <<	916,651	11,540,452
Sacyr <<	849,706	1,931,657
		28,403,852
Switzerland − 4.13%
Flughafen Zuerich <<, †	75,974	11,430,349
		11,430,349
United Kingdom − 12.84%
National Grid <<	839,307	9,460,267
Severn Trent <<	272,333	8,489,474
SSE <<	216,704	3,647,074
United Utilities Group <<	1,254,347	13,937,189
		35,534,004
United States − 46.84%
American Electric Power <<	227,237	17,913,093
Atmos Energy <<	38,311	3,824,204
Cheniere Energy <<, †	459,733	23,929,103
CMS Energy <<	90,893	5,498,118
DTE Energy <<	35,376	4,198,070
Kinder Morgan <<	500,297	6,914,104
NextEra Energy <<	57,329	16,004,537
NiSource <<	239,533	5,308,051
PPL <<	134,326	3,711,427
Sempra Energy <<	197,126	24,374,630
Southern <<	113,504	5,922,639
Southwest Gas Holdings <<	99,308	6,243,494
Williams <<	277,836	5,767,875
		129,609,345
Total Common Stock (cost $417,895,051)		383,696,364

Master Limited Partnerships – 1.95%
Enterprise Products Partners <<	166,293	2,920,105
Magellan Midstream Partners <<	65,339	2,483,536
Total Master Limited Partnerships (cost $8,228,137)		5,403,641
Total Value of Securities−140.61% (cost $426,123,188)		389,100,005
Leverage Facility - (43.02%)		(119,053,799)

2    NQ-MGU [8/20] 10/20 (1353991)

(Unaudited)
Value (US$)
Receivables and Other Assets Net of Liabilities — 2.41%	6,670,016
Net Assets Applicable to 12,468,293 Shares Outstanding — 100.00%	$276,716,222
Δ	Securities have been classified by country of origin.
<<	Fully or partially pledged as collateral for borrowing transactions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $32,279,027, which represents 11.66% of the Fund's net assets.
†	Non-income producing security.
NQ-MGU [8/20] 10/20 (1353991)    3